BORROWINGS - Schedule of payments of borrowings, excluding interest, in future financial years (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
INTEREST-BEARING LIABILITIES
Total repayments	$ 942.8
Less: Unamortized debt discount	(5.3)
Less: Unamortized debt issuance costs	(2.4)
Total borrowings	935.1	$ 927.3
Less: Current portion	(142.8)
Non-current portion	792.3
2026
INTEREST-BEARING LIABILITIES
Total repayments	142.8
2027
INTEREST-BEARING LIABILITIES
Total repayments	0.0
2028
INTEREST-BEARING LIABILITIES
Total repayments	0.0
2029
INTEREST-BEARING LIABILITIES
Total repayments	0.0
2030
INTEREST-BEARING LIABILITIES
Total repayments	0.0
Thereafter
INTEREST-BEARING LIABILITIES
Total repayments	$ 800.0